Capital risk management and fair value measurements (Tables)	9 Months Ended
Sep. 30, 2024
Capital risk management and fair value measurements
Schedule of fair value estimation

	At September 30, 2024		At December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	$’000	$’000	$’000	$’000

Financial liabilities
Total borrowings (note 15)	3,531,758	3,496,503	3,510,847	3,224,775
	3,531,758	3,496,503	3,510,847	3,224,775